Statement of cash flows - Schedule of Reconciliation of Net Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	£ (6,177)	£ (5,042)	£ (5,050)
Increase/(decrease) in cash and cash equivalents	27	1	(45)
(Increase)/decrease in short-term bank loans, overdrafts and commercial paper	(98)	(147)	148
Issuance of term debt	(729)	(958)	(873)
Repayment of term debt	617	211	712
Repayment of leases	86	81	78
Change in net borrowings resulting from cash flows	(97)	(812)	20
Borrowings in acquired businesses	(6)	(12)
Remeasurement and derecognition of leases	(28)	(12)	(6)
Inception of leases	(60)	(28)	(36)
Fair value and other adjustments to borrowings and related derivatives	(94)	(25)	(11)
Exchange translation differences	271	(246)	41
Net borrowings at end of year	(6,191)	(6,177)	£ (5,042)
Cash and cash equivalents [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	114
Increase/(decrease) in cash and cash equivalents	27
Change in net borrowings resulting from cash flows	27
Exchange translation differences	(3)
Net borrowings at end of year	138	114
Borrowings [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	(6,365)
(Increase)/decrease in short-term bank loans, overdrafts and commercial paper	(98)
Issuance of term debt	(729)
Repayment of term debt	617
Repayment of leases	102
Change in net borrowings resulting from cash flows	(108)
Borrowings in acquired businesses	(6)
Remeasurement and derecognition of leases	(28)
Inception of leases	(62)
Fair value and other adjustments to borrowings and related derivatives	(123)
Exchange translation differences	278
Net borrowings at end of year	(6,414)	(6,365)
Related derivative financial instruments [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	25
Fair value and other adjustments to borrowings and related derivatives	29
Exchange translation differences	(2)
Net borrowings at end of year	52	25
Finance lease receivable [member]
Disclosure Of Cash Flow Statement [Line Items]
Net borrowings at start of year	49
Repayment of leases	(16)
Change in net borrowings resulting from cash flows	(16)
Inception of leases	2
Exchange translation differences	(2)
Net borrowings at end of year	£ 33	£ 49